FUNDS FROM SECURITIES ISSUED	12 Months Ended
Dec. 31, 2024
Funds From Securities Issued
FUNDS FROM SECURITIES ISSUED

19)	FUNDS FROM SECURITIES ISSUED

a)	Composition by type of security issued and location

	R$ thousands
	On December 31, 2024	On December 31, 2023
Instruments Issued – Brazil:
Real estate credit notes	55,865,741	52,115,729
Agribusiness notes	46,738,613	40,062,692
Financial bills	106,220,794	105,426,827
Letters property guaranteed	35,805,829	36,144,798
Subtotal	244,630,977	233,750,046
Securities – Overseas:
Euronotes	4,513,282	3,442,593
Securities issued through securitization – (item (b))	5,016,063	3,925,938
Subtotal	9,529,345	7,368,531
Structured Operations Certificates	3,817,022	3,847,681
Total	257,977,344	244,966,258

b)	Securities issued through securitization

Since 2003, Bradesco uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is named International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Company is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)	Changes in securities issued

	R$ thousands
	2024	2023
Opening balances on January 1	244,966,258	222,257,328
Issuance	54,734,757	105,259,934
Interest accrued	27,427,073	25,707,778
Settlement and interest payments	(70,199,968)	(108,774,110)
Exchange variation and others	1,049,224	515,328
Closing balance on December 31	257,977,344	244,966,258